UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 1999

Check here if Amendment [    ]; Amendment Number:
This Amendment (Check only one.): [     ] is a restatement.
                                  [     ] adds new holdings entries.



Institutional Investment Manager Filing this Report:

Name:		Capital Management Associates
Address:	140 Broadway
		44th Floor
		New York, NY  10005

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report isauthorized tosubmit it, that all information contained herein is true,correct and complete,and that it is understood that all required items,statements,schedules, lists, and tables, are considered integral parts ofthis form.

Person Signing this Report on Behalf of Reporting Manager:

Name 	Joseph A. Zock
Title:	Managing Director
Phone:	212-320-2000
Signature, Place, and Date of Signing:

Joseph A. Zock	New York, New York   August 9, 1999

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.
[  ]	13F NOTICE.
[  ]	13F COMBINATION REPORT.


List of Other Mangers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.



FORM 13F SUMMARY PAGE





Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:



List of Other Included Mangers:

No. 13F File Number	Name































Capital Management Associates
FORM 13F
June 30, 1999

(CAPTION>
                                                                     Voting Authority
             Title
Name of       of            Value  Shares/  Sh /Put/  Invstm Other
issuer       class CUSIP   (x$100) Prn Amt  Prn Call Dscr    Managers Sole Shared None

(S>
APACHE CORP.  COM 037411105 11653 298800   SH        Sole           298800
APPLIED MATLS COM 038222105  5009  67800   SH        Sole            67800
AVISTA CORP.  COM 05379B107  7780 478800   SH        Sole           478800
BARD (C.R.)   COM 067383109  8425 176200   SH        Sole           176200
BMC SOFTWARE  COM 055921100  3910  72400   SH        Sole            72400
BOWATER INC.  COM 102183100  3281  69250   SH        Sole            69250
BRINKER INTL  COM 109641100  8474 308150   SH        Sole           308150
CHIRON CORP.  COM 170040109  7750 373500   SH        Sole           373500
CMS ENERGY    COM 125896100  8568 204600   SH        Sole           204600
COMVERSE TECH COM 205862402  5260  69675   SH        Sole            69675
COOPER CAMERO COM 216640102  8671 233950   SH        Sole           233950
DEERE & CO    COM 244199105  8850 225850   SH        Sole           225850
DELUXE CORP   COM 248019101 10945 282000   SH        Sole           282000
ELECTRONIC ARTCOM 285512109  9464 174457   SH        Sole           174457
FIRSTTENNESSE COM 337162101  7806 203750   SH        Sole           203750
HALLIBURTON COCOM 406216101  9500 209950   SH        Sole           209950
HANNA M A CO  COM 410522106 10141 616973   SH        Sole           616973
HARCOURT GENERCOM 41163g101  4597  89150   SH        Sole            89150
HELIX TECHNOLOCOM 423319102  8862 370200   SH        Sole           370200
HOUGHTON MIFFLCOM 441560109  4506  95750   SH        Sole            95750
IDACORP INC.  COM 451107106  7793 247412   SH        Sole           247412
IVAX CORP     COM 465823102  9784 692700   SH        Sole           692700
KLA-TENCOR CORCOM 482480100  3972  61225   SH        Sole            61225
LEGATO SYSTEMSCOM 524651106  6035 104500   SH        Sole           104500
LSI LOGIC CORPCOM 502161102  8789 190550   SH        Sole           190550
MCCORMICK & COCOM 579780206  9384 297300   SH        Sole           297300
OFFICE DEPOT  COM 676220106  9628 436375   SH        Sole           436375
OUTDOOR SYSTEMCOM 690057104 10459 286550   SH        Sole           286550
SANDISK CORP  COM 80004C101  3301  73350   SH        Sole            73350
SEMPRA ENERGY COM 816851109  9688 428195   SH        Sole           428195
SOUTHWEST AIR COM 84474110   8376 269100   SH        Sole           269100
STEWART ENTERPCOM 860370105 8714  598400   SH        Sole           598400
SUMMIT BANCORPCOM 86600510  11034 263900   SH        Sole           263900
TERADYNE INC  COM 88077010   3340  46550   SH        Sole            46550
TEXAS INDUSTRICOM 88249110  12923 333500   SH        Sole           333500
U S WEST INC  COM 91273H10   9012 153400   SH        Sole           153400
UNION CARBIDE COM 90558110   8668 177800   SH        Sole           177800
UNOCAL CORP   COM 91528910   9359 236200   SH        Sole           236200
WEYERHAEUSER CCOM 96216610   4472  65050   SH        Sole            65050
WILLIAMS COS ICOM 96945710   8644 203100   SH        Sole           203100
CAP MID-CAP-INS   14029610 152588825.947   SH        Sole        88825.947
REPORT SUMMARY                                                      429390


(/TABLE>

